Accounting Policies and Basis for Preparation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of significant accounting policies [abstract]
Summary of Yield Curves
The Group used the following yield curves to discount the cash flows:

Year/Quarter	Q1	Q2	Q3	Q4
2024	74.0%	30.0%	13.1%	9.0%
2025	10.9%	9.0%	9.1%	9.6%
2026	7.0%	7.0%	7.0%	7.0%
2027	5.5%	5.5%	5.5%	5.5%
2028	5.5%	5.5%	5.5%	5.5%

Summary of Main Commissions Earned by the Bank
Below is a summary of the main commissions earned by the Bank:

Commissions	Earning Frequency
Retail Products and Services
Savings Accounts	Monthly
Checking Accounts	Monthly
Credit-card Renewal	Annual
Safe Deposit Boxes	Quarterly
Bonds and Shares Transactions	On each transaction
Wholesale Products
Account Maintenance	Monthly
Deposits and Withdrawals among Branches	Monthly
Foreign Trade Transactions	On each transaction